OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Disclosure of detailed information about revenue and expenses by reportable segments [Table Text Block]
For the year ended December 31, 2019:	Loyalty Currency Retailing	Platform Partners	Points Travel	Total
Total revenue	$391,045	$7,577	$2,555	$401,177
Direct cost of revenue	335,032	665	25	335,722
Gross profit	56,013	6,912	2,530	65,455
Direct adjusted operating expenses	13,830	3,871	6,838	24,539
Contribution	$42,183	$3,041	$(4,308)	$40,916
Indirect adjusted operating expenses[1]				14,328
Finance income				(908)
Finance costs				211
Equity-settled share-based payment expense				5,172
Income tax expense				5,155
Depreciation and amortization				4,668
Foreign exchange loss				401
Net income				$11,889

For the year ended December 31, 2018(a):	Loyalty Currency Retailing	Platform Partners	Points Travel	Total
Total revenue	$366,421	$7,979	$1,845	$376,245
Direct cost of revenue	321,615	615	111	322,341
Gross profit	44,806	7,364	1,734	53,904
Direct adjusted operating expenses	12,941	3,784	5,522	22,247
Contribution	$31,865	$3,580	$(3,788)	$31,657
Indirect adjusted operating expenses[1]				13,718
Finance income				(666)
Equity-settled share-based payment expense				4,381
Income tax expense				3,104
Depreciation and amortization				3,364
Foreign exchange gain				(36)
Net income				$7,792

(a) The Corporation has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach comparative information is not restated. See Note 3(a).

[1] Indirect adjusted operating expenses comprise costs that are shared among the Loyalty Currency Retailing, Platform Partners and Points Travel operating segments, including costs associated with various corporate functions, such as Finance, Human Resources, Legal and certain expenses associated with information technology infrastructure.

Disclosure of detailed information about revenues geographic information [Table Text Block]
For the year ended December 31	2019		2018
Revenue
United States	$358,993	90%	$331,625	88%
Europe	21,832	5%	25,661	7%
Other	20,352	5%	18,959	5%
	$401,177	100%	$376,245	100%

Disclosure of detailed information about contracted revenues to the remaining performance obligations [Table Text Block]
	Total	Year 1	Year 2	Year 3	Year 4	Year 5+

Hosting and other	$633	$259	$259	$115	$-	$-